Investment Strategy - Calamos Least-Of Autocallable Income ETF	Oct. 14, 2026
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is a non-diversified, actively managed exchange-traded fund (“ETF”) that, under normal market conditions, seeks to invest at least 80% of its total assets in U.S. Treasuries, cash, cash equivalents, “box spreads” (including box spread ETFs) and unfunded total return swaps that provide exposure to the MerQube US Equity Least-Of Autocallable Index (the “Autocallable Index”). The Fund will not attempt to replicate or track the Autocallable Index but will instead use financial instruments such as total return swaps to gain exposure to the level of the Autocallable Index. The Fund intends to make distributions to investors monthly in amounts that are determined in part by reference to the Autocallable Index. The Autocallable Index is designed to reflect the collective performance of a theoretical portfolio of approximately 52 to 156 synthetic least-of autocallable notes arranged in a laddered structure with staggered entry points and similar fixed parameters (the “Parameters”) as described below within the section entitled “Index Portfolio Characteristics.”

The Autocallables’ coupon payments, principal repayment timing and principal value at maturity, and ultimately the Fund’s total return, are contingent and, with respect to principal value at maturity, based on the performance of the least-performing Constituent Index (SPY, QQQ, or IWM) of the Underlying Reference Basket (basket which consists of SPY, QQQ, and IWM). At each Observation Date, the “least-performing Constituent” — that is, the Constituent with the lowest performance relative to its level at the time the applicable Autocallable was included in the Index Portfolio — determines the coupon, autocall and principal outcomes for that Autocallable. The Fund expects to invest substantially all of its assets in U.S. Treasury securities with remaining maturities of one (1) year or less, cash, cash equivalents, “box spreads” (which may include investment in box-spread ETFs) and unfunded total return swaps providing exposure to the Autocallable Index (the “Swap Agreements”). However, in order to meet its margin requirements on the Swap Agreements, the Fund may allocate all or a significant portion of its cash to investments in eligible collateral instruments such as: investment-grade fixed income and floating rate bonds; notes with variable interest rates tied to benchmarks issued by governments and European or U.S. investment-grade corporate issuers; commercial paper and money market funds.

Each Autocallable is designed to pay a percentage of the notional amount allocated to that Autocallable at set monthly Observation Dates (a “Coupon”), provided that the least-performing Constituent is at or above a predetermined level (the “Coupon Barrier”) on the applicable Observation Date. If, on a specified monthly Observation Date and following the expiration of the Non-Callable Period described below, the least-performing Constituent is at or above a predetermined level (the “Autocallable Barrier”), then the Autocallable will automatically mature (be “called”). If the least-performing Constituent is below the Coupon Barrier on a monthly observation date (each an “Observation Date”), no Coupon is then-paid for that then-ended observation period; however, each Autocallable employs a “memory” (or “snowball”) feature whereby any such unpaid Coupons accumulate and are credited (i) on a subsequent monthly Observation Date on which the least-performing Constituent is again at or above the Coupon Barrier, and/or (ii) if earlier, upon the Autocallable being called. For example, if the least-performing Constituent is below the Coupon Barrier on two consecutive monthly Observation Dates but is at or above the Coupon Barrier on the third, the Coupon for the third Observation Date is paid together with the two Coupons that had previously been skipped.

Each Autocallable is subject to a one-year non-callable period from the date of issuance (the “Non-Callable Period”). Each Autocallable incorporates a contingent principal protection feature so that, if the least-performing Constituent has not caused the Autocallable to be called before the scheduled maturity date, any negative performance of the least-performing Constituent as at the maturity date will not have any negative impact on the return of principal under the Autocallable, provided the least-performing Constituent is not below a certain predetermined level at maturity (the “Maturity Barrier”). Only if the least-performing Constituent is below that Maturity Barrier at maturity will the Autocallable Index, and in turn investors, be exposed to the full downside performance of the least-performing Constituent at maturity. Therefore, while Autocallables may preserve capital in certain negative market conditions (i.e., if the least-performing Constituent remains at or above the Maturity Barrier), adverse market conditions in the equity market — and in particular a significant decline in, or divergence in the performance among, the Constituents — can lead to negative returns for the Fund.

The Fund’s exposure to the Autocallables is obtained through one or more Swap Agreements with one or more qualified financial institutions (“Swap Counterparties”). These Swap Agreements reference the Autocallable Index, which is designed to reflect the aggregate performance of the entire Index Portfolio. Through this approach, the Fund obtains comprehensive exposure to the diversified portfolio of Autocallables via one or more derivative instruments.

In light of the fact that the Fund is entering into one or more unfunded total return swaps, the Fund will be subject to variation margin requirements and will be required to post a portion of its assets as initial margin. In addition to the above, the Fund expects to invest in money market instruments, including U.S. Treasury Securities and repurchase agreements as well as cash and cash equivalents. The Fund will also utilize box spreads that consist of a synthetic long position coupled with an offsetting synthetic short position through a combination of options contracts (“Box Spreads”). The Fund may also invest in other ETFs which in turn invest principally in Box Spreads.

The Fund may invest up to 25% of its total assets in a wholly-owned subsidiary (a “Subsidiary”), organized under the laws of the Cayman Islands. If determined necessary or advisable by the Fund, investment in the Subsidiary is expected to provide the Fund with exposure to the Autocallable Index within the limitations of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”) and Internal Revenue Service guidance. The Subsidiary may invest primarily in derivative instruments, including Swap Agreements.

Investment Structure Overview.

The Fund’s investment approach centers on gaining exposure to a theoretical diversified portfolio of approximately 52 to 156 synthetic least-of autocallables using one or more Swap Agreements that reference the Autocallable Index. Each of these Autocallables is linked to the performance of the least-performing Constituent (SPY, QQQ or IWM) of the Underlying Reference Basket. To efficiently implement this strategy, the Fund enters into one or more Swap Agreements with Swap Counterparties. These Swap Agreements reference the Autocallable Index, which is designed to reflect the aggregate performance of the entire Index Portfolio, allowing the Fund to gain comprehensive exposure to a theoretical portfolio of synthetic least-of Autocallables through a single instrument per Swap Counterparty. The returns are based on certain pre-defined payout and return characteristics described in more detail in the section below entitled “Index Portfolio Characteristics.” Each Autocallable’s return profile is linked to the least-performing Constituent of the Underlying Reference Basket as a whole and does not look through to the individual securities held by any Constituent.

Because the coupon, autocall and principal outcomes of each Autocallable are determined by reference to the least-performing Constituent, an Autocallable referencing a basket of three Constituents generally offers a higher Coupon than an otherwise-comparable autocallable referencing a single index, in exchange for basket dispersion risk — the risk that one Constituent materially underperforms the others. This is the central trade-off of the least-of structure and is described further under “The Underlying Reference Basket — Constituents” below.

The Fund is designed to deliver, in an ETF wrapper, an indexed implementation of a least-of autocallable income strategy that has historically been offered to investors principally through individually negotiated structured notes and over-the-counter contracts. By referencing a single laddered index that is traded on total return swap — rather than a portfolio of separately negotiated notes or OTC instruments — the Fund seeks to provide standardized terms, weekly laddering, longer effective maturities, more efficient pricing and greater tax efficiency relative to holding individual least-of notes or contracts directly.

Index Portfolio Characteristics

The Fund provides investors with exposure to an index which is designed to reflect the aggregate total return of a theoretical portfolio of approximately 52 to 156 synthetic least-of Autocallables. Each Autocallable in the Index Portfolio may achieve one or both of the following payout and return characteristics depending on the performance of the least-performing Constituent:

(a)
fixed periodic (monthly) Coupon payments on specified Observation Dates if the level of the least-performing Constituent is at or above the Coupon Barrier (as set forth below);

or

(b)
as part of the Autocallables’ return, the Autocallable Index, and in turn the Fund may be exposed to the negative performance of the least-performing Constituent in case the level of such least-performing Constituent is below the Maturity Barrier at maturity.

Each Autocallable in the Index Portfolio will have the following key characteristics/parameters (the “Parameters”):

I. Individual Autocallables: Each Autocallable in the Index Portfolio features (as more set forth in the table below):

•	3-year tenor (Maturity)
•	1-year initial Non-Callable Period from the date of issuance
•	U.S. Dollar denomination
•	70% Maturity Barrier (observed at maturity, applied to the least-performing Constituent)
•	100% Autocallable Barrier (observed monthly, applied to the least-performing Constituent)
•	70% Coupon Barrier (observed monthly, applied to the least-performing Constituent)
•	A “memory” (snowball) feature whereby unpaid Coupons accumulate and are credited on a later qualifying monthly Observation Date or upon call
•	Return determined by reference to the least-performing Constituent (SPY, QQQ, IWM) of the Underlying Reference Basket

II. Key Components: Each Autocallable in the Index Portfolio has four main components:

•

Call Feature: Upon the expiration of each Autocallable’s Non-Callable Period, the Autocallable will automatically be called prior to its scheduled maturity date if the least-performing Constituent reaches or exceeds the Autocallable Barrier on a monthly Observation Date.

•

Contingent Coupon: A Coupon is paid monthly on the Autocallable if, on the monthly Observation Date, the least-performing Constituent is at or above the Coupon Barrier. If the least-performing Constituent falls below the Coupon Barrier on an Observation Date, no Coupon will be paid for that period, but any unpaid Coupons accumulate and are credited on a subsequent monthly Observation Date on which the least-performing Constituent is again at or above the Coupon Barrier (and, in any event, upon call).

•

Contingent Principal Protection: If an Autocallable is not called prior to Maturity, the initial principal is fully protected if the least-performing Constituent’s level is at or above the Maturity Barrier (70%) at maturity. If the least-performing Constituent closes below the Maturity Barrier, principal loss for that Autocallable will be equivalent to the negative performance of the least-performing Constituent measured over the life of the Autocallable.

•

Memory: If the least-performing Constituent is below the Coupon Barrier on a monthly Observation Date and no Coupon is paid, that Coupon is not lost but instead accumulates; all such previously unpaid Coupons are credited (i) on a subsequent monthly Observation Date on which the least-performing Constituent is again at or above the Coupon Barrier, and/or (ii) if earlier, upon the Autocallable being called.

The Index Portfolio will be rebalanced weekly, employing a weekly roll mechanism whereby Autocallables that have auto called or matured are replaced with new Autocallables and any Coupons paid are reinvested in Autocallables.

III. Implementation Mechanism: To efficiently gain exposure to this theoretical diversified portfolio of Autocallables, the Fund utilizes:

•	Swap Agreements with Swap Counterparties
•	The Autocallable Index as a reference for these Swap Agreements, which is designed to reflect the aggregate performance of the entire Index Portfolio.

Once an Autocallable has been included in the Index Portfolio, the payout and return characteristics for such Autocallable can no longer be changed. Therefore, there is no discretion involved in the payout process for each Autocallable, as such payout depends on whether the performance of the least-performing Constituent in the Basket on the Observation Date is below the Maturity Barrier. With regard to the Maturity Barrier, if on the Maturity Date the performance of the least-performing Constituent is below the Maturity Barrier, the amount of principal repaid will be reduced, as per the example below, which will negatively impact the overall value of the Autocallable Index and, in turn, the Fund.

For example, noting the Maturity Barrier for an Autocallable is 100% of the level of the least-performing Constituent as of the date the Autocallable is issued:

•

if the least-performing Constituent falls by only 10% (which is still above the Maturity Barrier) then the negative performance of the least-performing Constituent will not reduce the amount of principal to be repaid;

•

on the other hand, if the least-performing Constituent falls by 45% (i.e., to 55% of the level it was at when the Autocallable was issued and which is below the Maturity Barrier), then at maturity the amount of principal to be repaid will have fallen by 45%.

As the Fund is exposed to the Autocallables through the performance of the Index Portfolio under the Swap Agreement(s), any negative return of an Autocallable in the Index Portfolio will negatively impact the level of the Autocallable Index and, in turn, the Fund.

The chart below illustrates the payoff profile of a single synthetic least-of Autocallable in the Index Portfolio as a function of the performance of the least-performing Constituent. A Coupon is paid — together with any previously missed Coupons via the memory feature — if the least-performing Constituent is at or above the Coupon Barrier (i.e., at or above 70% of its initial level) on a monthly Observation Date; no Coupon is paid if the least-performing Constituent is below that barrier. Following the Non-Callable Period, the Autocallable is called if the least-performing Constituent is at or above its initial level (100%) on a monthly Observation Date. Contingent principal protection applies against a ‑30% decline in the least-performing Constituent, beyond which, at maturity, losses track the least-performing Constituent.

Illustrative payoff of a single synthetic least-of autocallable income note (before Fund fees and expenses). The dashed line represents the least-performing Constituent. For illustrative purposes only; not indicative of the performance of any Autocallable or of the Fund nor necessarily of actual levels of maturity or coupon barriers.

Portfolio Management and Rebalancing

The Autocallable Index is managed through a systematic process, and the Fund gains exposure to the Autocallable Index through the use of Swap Agreements. The underlying Index Portfolio will be rebalanced weekly, employing a weekly roll mechanism whereby Autocallables that have auto called or matured are replaced with new Autocallables and any Coupons received are reinvested in Autocallables. This systematic approach seeks to benefit from (i) diversification of entry points across market cycles; (ii) minimization of timing risk associated with single-entry investments and (iii) maintaining a consistent exposure to a theoretical portfolio of approximately 52 to 156 synthetic least-of Autocallables. Furthermore, by gaining exposure via the Autocallable Index to the total return of a laddered portfolio of Autocallables with staggered entry points, the Fund seeks to benefit from a theoretical diversified portfolio that seeks to (i) smooth capital appreciation over time; (ii) reduce concentration risk in any single market entry point; and (iii) potentially lower overall portfolio volatility.

While the Autocallable Index follows systematic rules for maintenance and replacement, the Adviser actively oversees the Swap Counterparty exposure and creditworthiness, collateral management and optimization, the Fund’s overall portfolio risk characteristics as well as the execution quality and management of Swap Agreements. Because the Fund expects to obtain exposure through Swap Agreements with more than one Swap Counterparty, the Adviser also monitors the allocation of the Fund’s notional swap exposure across Swap Counterparties and manages the onboarding of additional Swap Counterparties as capacity, liquidity and diversification needs arise.

Autocallable Index Methodology

The Autocallable Index is designed to reflect the performance of a theoretical portfolio of synthetic least-of Autocallable notes (the “Autocallables”), the return of which is determined by reference to the least-performing Constituent (SPY, QQQ or IWM) of the Underlying Reference Basket. The Autocallables in the theoretical portfolio follow predetermined terms including a 156-week (3-year) maturity period from issue date, a 52-week (1-year) non-callable period from the issue date, and coupon payments every 4 weeks. Each Autocallable features conditional cash flows on specific monthly Observation Dates, with payments depending on whether the least-performing Constituent is above or below specified thresholds, including a 100% autocallable barrier and 70% principal and coupon barrier percentages, together with a “memory” feature under which unpaid Coupons accumulate and are credited on a later qualifying Observation Date or upon call.

The Autocallable Index provider’s pricing model determines the present value of these synthetic securities accounting for prevailing market conditions and contemplates the reinvestment of cash flows. The Autocallable Index rebalances at preset intervals (weekly), adding one new autocallable security at each rebalance date. To maintain diversification, the Autocallable Index applies concentration limits through an allocation cap that restricts the weight of any individual Autocallable to 5%. Cash from paid Coupons and maturing or redeemed securities is systematically reallocated across the portfolio according to predefined rules. The Autocallable Index is calculated daily, rebalanced weekly and is denominated in U.S. Dollars with the Index base value set at 100.

The Index is composed of a theoretical portfolio of autocallable notes with the following characteristics:

SPECIFICATION	AUTOCALLABLE INDEX
Reference Asset	Least-performing SPY, QQQ and IWM
Face Value	100
Maturity Date	156 weeks from the Issue Date
Non-Callable Period	52 weeks from the Issue Date
Coupon Dates	Every 4 weeks from the Issue Date, up to and including the Maturity Date
Autocallable Barrier	100%
Principal Barrier Percentage	70%
Coupon Barrier Percentage	70%
Memory Feature	Yes — unpaid Coupons credited on a later qualifying observation or upon call

Total Return Swaps — A total return swap is a financial agreement between two parties where one party agrees to make a single payment or periodic payments to the other party based on a fixed or variable interest rate in exchange for a single payment or periodic payments based on the total return of an underlying asset, which includes both the income it generates and any capital gains or losses. Total return swaps also may be used as a means of obtaining exposure in markets where the reference asset is unavailable or it may otherwise be impossible or impracticable for the Fund to own that asset. “Total return” refers to the payment (or receipt) of the total return on the underlying reference asset, which is then exchanged for the receipt (or payment) of an interest rate. To the extent the total return of the underlying asset exceeds or falls short of the offsetting interest rate obligation, one party will receive a payment from or make a payment to the other party, as applicable. Total return swaps provide the Fund with the additional flexibility of gaining exposure to a market or sector index in a potentially more economical way. The use of total return swaps may add leverage to the Fund’s portfolio.

Box Spreads — A Box Spread is an offsetting set of options, which may include Flexible Exchange Options (“FLEX Options”). Box Spreads consist of a synthetic long position coupled with an offsetting synthetic short position through a combination of options contracts on a reference asset at the same expiration date. The synthetic long position consists of (i) buying a call option and (ii) selling a put option, each on the same reference asset and each with the same strike price and expiration date. The synthetic short position consists of (i) buying a put option and (ii) selling a call option, each on the same reference asset and each with the same expiration date as the synthetic long but with a different strike price from the synthetic long position. The difference between the strike prices of the synthetic long position and the synthetic short position determines the expiration value (or value at maturity) of the Box Spread. An important feature of the Box Spread construction process is that it seeks to eliminate market risk tied to price movements associated with the underlying options’ reference asset. Once the Box Spread is initiated, its return from the initiation date through expiration will not change due to price movements in the underlying options’ reference assets. The Fund may purchase Box Spreads on various indices or securities based on risk and return considerations. Box Spreads are expected to have return characteristics similar to cash equivalents. The Fund may also invest in other ETFs which in turn invest principally in Box Spreads.

General Information about FLEX Options

FLEX Options are customizable exchange-traded option contracts guaranteed for settlement by the Options Clearing Corporation (the “OCC”). The OCC guarantees performance by each of the counterparties to the FLEX Options, becoming the “buyer for every seller and the seller for every buyer,” with the goal of protecting clearing members and options traders from counterparty risk. The OCC may make adjustments to FLEX Options for certain significant events, as more fully described in the Fund’s Statement of Additional Information. Although guaranteed for settlement by the OCC, FLEX Options are still subject to counterparty risk with the OCC and subject to the risk that the OCC may fail to perform the settlement of the FLEX Options due to bankruptcy or other adverse reasons. The FLEX Options that the Fund will hold and that reference the SPDR S&P 500 ETF (“SPY”) will give the Fund the right or the obligation to either receive or deliver shares of SPY, or the right or the obligation to either receive or deliver a cash payment on the option expiration date based upon the difference between SPY’s value and a strike price, depending on whether the option is a put or call option and whether the Fund purchases or sells the option. The Fund will purchase call options (giving the Fund the right to receive shares of SPY or a cash payment) and put options (giving the Fund the right to deliver shares of SPY or a cash payment), and may sell (i.e., write) call options (giving the Fund the obligation to deliver shares of SPY or a cash payment) and put options (giving the Fund the obligation to receive shares of SPY or a cash payment) in instances where it is deemed necessary or desirable to construct the Box Spread. In instances where the purchased call and put options are substantially in-the-money and the synthetic long and short positions comprising the Box Spread can effectively be constructed without writing call or put options, the Fund may elect not to write call or put options. The Fund intends to use FLEX Options in constructing Box Spreads. The Fund receives premiums in exchange for the written FLEX Options and pays premiums in exchange for the purchased FLEX Options. The OCC and securities exchanges on which the FLEX Options are listed do not charge ongoing fees to writers or purchasers of the FLEX Options during their life for continuing to hold the option contracts but may charge transaction fees.

Underlying Reference Basket — Constituents

SPY

SPY is an exchange-traded unit investment trust that uses a replication strategy, meaning it invests in as many of the stocks in the S&P 500® Index as is practicable. PDR Services, LLC (“PDR”) serves as SPY’s sponsor. The investment objective of SPY is to seek to provide investment results that, before expenses, correspond generally to the price and yield performance of the S&P 500® Index (the “Index”). See below for a description of the SPY’s principal investment strategies and risks. You can find SPY’s prospectus and other information about the ETF, including the statement of additional information and most recent reports to shareholders, online at “https://www.ssga.com/us/en/intermediary/etfs/state-street-spdr-sp‑500-etf-trust-spy”.

The summary information below regarding the SPY comes from its filings with the SEC. You are urged to refer to the SEC filings made by the SPY and to other publicly available information (e.g., the ETF’s annual reports) to obtain an understanding of the ETF’s business and financial prospects. The following description of the SPY’s principal investment strategies was taken directly from the SPY’s prospectus, dated January 26, 2026 (“SPY” refers to the SPY; other defined terms have been modified and pertain only to this subsection).

SPY seeks to achieve its investment objective by holding a portfolio of the common stocks that are included in the Index (the “Portfolio”), with the weight of each stock in SPY’s Portfolio substantially corresponding to the weight of such stock in the Index. In SPY’s prospectus, the term “Portfolio Securities” refers to the common stocks that are actually held by SPY and make up SPY’s Portfolio, while the term “Index Securities” refers to the common stocks that are included in the Index, as determined by the index provider, S&P Dow Jones Indices LLC (“S&P”). At any time, SPY’s Portfolio will consist of as many of the Index Securities as is practicable. To maintain the correspondence between the composition and weightings of Portfolio Securities and Index Securities, State Street Global Advisors Trust Company (the “Trustee”) or its parent company, State Street Bank and Trust Company (“SSBT”) adjusts SPY’s Portfolio from time to time to conform to periodic changes made by S&P to the identity and/or relative weightings of Index Securities in the Index. SPY’s Trustee or SSBT aggregates certain of these adjustments and makes changes to SPY’s Portfolio at least monthly, or more frequently in the case of significant changes to the Index. SPY may pay transaction costs, such as brokerage commissions, when it buys and sells securities (or “turns over” its Portfolio). Such transaction costs may be higher if there are significant rebalancings of Index Securities in the Index, which may also result in higher taxes when SPY’s units are held in a taxable account. These costs, which are not reflected in SPY’s estimated annual Trust ordinary operating expenses, affect SPY’s performance. During the most recent fiscal year, SPY’s portfolio turnover rate was 3% of the average value of its portfolio. SPY’s portfolio turnover rate does not include securities received or delivered from processing creations or redemptions of SPY’s units. Portfolio turnover will be a function of changes to the Index as well as requirements of SPY’s trust agreement. … Although SPY may fail to own certain Index Securities at any particular time, SPY generally will be substantially invested in Index Securities, which should result in a close correspondence between the performance of the Index and the performance of SPY. … SPY does not hold or trade futures or swaps and is not a commodity pool. The Index includes five hundred (500) selected companies, all of which are listed on national stock exchanges and spans a broad range of major industries. … Since 1968, the Index has been a component of the U.S. Commerce Department’s list of Leading Indicators that track key sectors of the U.S. economy. Current information regarding the market value of the Index is available from market information services. The Index is determined, comprised and calculated without regard to SPY.

As of September 30, 2026, SPY had significant investments in information technology companies.

QQQ

QQQ is an exchange-traded open-end management investment company. Prior to a reclassification on December 19, 2025, the Fund operated as a unit investment trust. QQQ uses a full replication strategy, meaning it invests in all of the stocks in the Nasdaq‑100 Index®. Invesco Capital Management LLC (“Invesco”) serves as QQQ’s investment advisor. The investment objective of QQQ is to seek to track the investment results, before fees and expenses, of the Nasdaq‑100 Index® (the “Index”). See below for a description of QQQ’s principal investment strategies and risks. You can find QQQ’s prospectus and other information about the ETF, online at “https://www.invesco.com/qqq-etf/en/about.html”.

The summary information below regarding QQQ comes from its filings with the SEC. You are urged to refer to the SEC filings made by QQQ and to other publicly available information (e.g., QQQ’s annual reports) to obtain an understanding of QQQ’s business and financial prospects. The following description of QQQ’s principal investment strategies was taken directly from

QQQ’s prospectus, dated December 22, 2025, as revised June 10, 2026 (“QQQ®” refers to QQQ; other defined terms have been modified and pertain only to this subsection).

The investment objective of QQQ® is to seek to track the investment results, before fees and expenses, of the Index. There can be no assurance that this investment objective will be met fully.

Nasdaq, Inc. (“Nasdaq” or the “Index Provider”) compiles, maintains and calculates the Underlying Index, which includes securities of 100 of the largest domestic and international non-financial companies listed on The Nasdaq Stock Market LLC based on market capitalization. QQQ® operates as an index fund and is not actively managed, meaning that it does not seek to outperform the Index. The Fund employs a “full replication” methodology in seeking to track the Index, meaning that the Fund invests in all of the securities comprising the Index in proportion to their weightings in the Index. The Index reflects companies across major industry groups, including computer hardware and software, telecommunications, retail/wholesale trade, and biotechnology. The Index excludes financial companies, including investment companies.

As of October 31, 2025, QQQ had significant investments in information technology companies.

IWM

IWM is an exchange-traded fund that seeks to track the investment results of the Russell 2000® Index (the “Index”), which is a float-adjusted capitalization-weighted index of equity securities issued by the approximately 1,933 smallest issuers in the Russell 3000® Index. IWM measures the performance of the small-capitalization sector of the U.S. equity market, as defined by FTSE Russell.

IWM is a series of an open-end management investment company registered with the SEC under the 1940 Act. IWM uses a replication strategy, meaning it invests in as many of the stocks in the Russell 2000® Index as is practicable. BlackRock Fund Advisors (“BFA”) serves as IWM’s investment adviser. You can find IWM’s prospectus and other information about the ETF, including the statement of additional information and most recent reports to shareholders, online at “https://www.ishares.com/us/products/239710/ishares‑russell‑2000‑etf”.

The summary information below regarding IWM comes from its filings with the SEC. You are urged to refer to the SEC filings made by IWM and to other publicly available information (e.g., the ETF’s annual reports) to obtain an understanding of the ETF’s business and financial prospects. The following description of IWM’s principal investment strategies was taken directly from IWM’s prospectus, dated July 31, 2026 (defined terms have been modified and pertain only to this subsection).

IWM seeks to achieve its investment objective by holding a portfolio of the common stocks that are included in the Index (the “Portfolio”), with the weight of each stock in IWM’s Portfolio substantially corresponding to the weight of such stock in the Index.

As of March 31, 2026, the Index represented approximately 5% of the total market capitalization of the Russell 3000® Index, and a significant portion of the Index is represented by securities of companies in the financials, healthcare and industrials industries or sectors. The components of the Underlying Index are likely to change over time.

To maintain the correspondence between the composition and weightings of Portfolio Securities and Index Securities, BFA adjusts IWM’s Portfolio from time to time to conform to periodic changes made by Russell to the identity and/or relative weightings of Index Securities in the Index. IWM may pay transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example, affect the IWM’s performance. During the most recent fiscal year, the IWM’s portfolio turnover rate was 18% of the average value of its portfolio.

Although IWM may fail to own certain Index Securities at any particular time, IWM generally will be substantially invested in Index Securities, which should result in a close correspondence between the performance of the Index and the performance of IWM. IWM does not use futures, options on futures or securities options for speculative purposes and is not a commodity pool. The Index is determined, comprised and calculated without regard to IWM.

Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	The Fund will not attempt to replicate or track the Autocallable Index but will instead use financial instruments such as total return swaps to gain exposure to the level of the Autocallable Index. The Fund intends to make distributions to investors monthly in amounts that are determined in part by reference to the Autocallable Index. The Autocallable Index is designed to reflect the collective performance of a theoretical portfolio of approximately 52 to 156 synthetic least-of autocallable notes arranged in a laddered structure with staggered entry points and similar fixed parameters (the “Parameters”) as described below within the section entitled “Index Portfolio Characteristics.”
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	The Autocallables’ coupon payments, principal repayment timing and principal value at maturity, and ultimately the Fund’s total return, are contingent and, with respect to principal value at maturity, based on the performance of the least-performing Constituent Index (SPY, QQQ, or IWM) of the Underlying Reference Basket (basket which consists of SPY, QQQ, and IWM). At each Observation Date, the “least-performing Constituent” — that is, the Constituent with the lowest performance relative to its level at the time the applicable Autocallable was included in the Index Portfolio — determines the coupon, autocall and principal outcomes for that Autocallable. The Fund expects to invest substantially all of its assets in U.S. Treasury securities with remaining maturities of one (1) year or less, cash, cash equivalents, “box spreads” (which may include investment in box-spread ETFs) and unfunded total return swaps providing exposure to the Autocallable Index (the “Swap Agreements”). However, in order to meet its margin requirements on the Swap Agreements, the Fund may allocate all or a significant portion of its cash to investments in eligible collateral instruments such as: investment-grade fixed income and floating rate bonds; notes with variable interest rates tied to benchmarks issued by governments and European or U.S. investment-grade corporate issuers; commercial paper and money market funds.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The Fund is a non-diversified, actively managed exchange-traded fund (“ETF”) that, under normal market conditions, seeks to invest at least 80% of its total assets in U.S. Treasuries, cash, cash equivalents, “box spreads” (including box spread ETFs) and unfunded total return swaps that provide exposure to the MerQube US Equity Least-Of Autocallable Index (the “Autocallable Index”).